Supplement Dated May 31, 2019
to the Summary Prospectus
Dated July 11, 2018,
As Revised August 15, 2018,
As Previously Supplemented,
of
MORNINGSTAR FUNDS TRUST
Morningstar Alternatives Fund (the “Fund”)

Update to Fund Management

Effective immediately, the footnote to the table following “Fund Management” in the Summary Prospectus is hereby removed.

Please retain this supplement for future reference.